Offerings - Offering: 1	Mar. 12, 2026 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares, with a par value of Euro0.50 per share
Amount Registered | shares	334,809,217
Maximum Aggregate Offering Price	$ 3,126,819,578.69
Fee Rate	0.01381%
Amount of Registration Fee	$ 431,813.79
Rule 457(f)	true
Amount of Securities Received | shares	162,940,051
Value of Securities Received, Per Share | $ / shares	67.94
Value of Securities Received	$ 11,070,147,064.94
Cash Consideration Paid	7,943,327,486.25
Fee Note MAOP	$ 3,126,819,578.69
Offering Note

(1)
Represents the maximum number of registered ordinary shares of Banco Santander, S.A. (“Santander”) estimated to be issuable pursuant to the transactions described in the registration statement on Form F-4 with which this exhibit is filed (the “transaction”), calculated as (i) 162,940,051, which is the estimated maximum number of shares of Webster Financial Corporation common stock, with a par value of $0.01 per share (“Webster shares”), to be acquired by Santander pursuant to the transaction, multiplied by (ii) the exchange ratio of 2.0548.

(2)
Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and Rule 457(f)(1) under the Securities Act. The proposed maximum aggregate offering price of $3,126,819,578.69 of the securities being registered was calculated as (i) the product obtained by multiplying (1) $67.94, the average of the high and low sales prices per Webster share on the New York Stock Exchange on March 6, 2026, and (2) 162,940,051, the estimated maximum number of Webster shares to be acquired by Santander pursuant to the transaction, which equated to $11,070,147,064.94, minus (ii) $7,943,327,486.25, which is the aggregate amount of cash consideration estimated to be paid by Santander in connection with the transaction.